WARRANTS - Issued with the 2018 Notes (Details) - Warrants Issued with the 2018 Notes - USD ($) $ / shares in Units, $ in Millions	Nov. 05, 2018	Feb. 05, 2018	Jan. 18, 2018
Warrants
Initial fair value recorded as debt discount (in dollars)		$ 0.1	$ 0.1
Warrants to purchase common stock (in shares)	76,847
Warrants to purchase common stock (in dollars)	$ 0.3
Exercise price (in dollars per share)	$ 6.59